DEBT 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long-term Debt, Fiscal Year Maturity [Abstract]
2014	$ 4,570
2015	4,940
2016	5,345
2017	5,785
2018	6,260
Thereafter	14,325
Total long-term debt	$ 41,225	$ 45,445